Supplement dated May 29, 2015, to the following prospectuses:

American Beacon Treasury Inflation Protected Securities Fund
Prospectus dated April 30, 2015

American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
Prospectus dated April 30, 2015

American Beacon AHL Managed Futures Strategy Fund
Prospectus dated April 30, 2015

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund
Prospectus dated February 27, 2015

American Beacon Flexible Bond Fund
Prospectus dated December 29, 2014

American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
Prospectus dated December 29, 2014

The second sentence in the "Fund Summary- Fees and Expenses of the Fund" section of each Fund's prospectus is deleted and replaced with the following:
You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis.
The information below replaces the sections in each Fund's prospectus entitled "About Your Investment- A Class Sales Charge Reduction and Waivers- Rights of Accumulation Program," "- Letter of Intent" and "- Concurrent Purchases":
Rights of Accumulation Program
Under the Rights of Accumulation Program, you may qualify for a reduced sales charge for A Class shares by aggregating all of your investments held in certain accounts (''Qualified Accounts''). The following Qualified Accounts holding any share class of the American Beacon Funds may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:
•	Accounts owned by you, your spouse or your minor children under the age of 21, including trust or other fiduciary accounts in which you, your spouse or your minor children are the beneficiary;
•	Uniform transfer or gift to minor accounts (''UTMA/UGTMA'');
•	IRAs, including traditional, Roth, SEP and SIMPLE IRAs; and
•	Coverdell Education Savings Accounts or qualified 529 plans.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts.
You must notify your financial intermediary or the Funds' transfer agent, in the case of shares held directly with a Fund, at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program. In addition, you must provide either a list of account numbers or copies of account statements verifying your qualification. You may combine the historical cost or current value, as of the day prior to your additional American Beacon Funds' purchase (whichever is higher) of your existing American Beacon Funds' mutual fund with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gain distributions. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your financial intermediary may not maintain this information.
If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing American Beacon Funds' mutual fund investment with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify the Funds' transfer agent at the time of purchase that a purchase qualifies for a reduced sales charge and provide copies of account statements dated within three months of your current purchase verifying your qualification.
Upon receipt of the above referenced supporting documentation, the financial intermediary or the Funds' transfer agent will calculate the combined value of all of your Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent
If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) during the next 13 months in any class of a Fund, you may qualify for a reduced sales charge for purchases of A Class shares by completing the Letter of Intent section of your account application.
A Letter of Intent indicates your intent to purchase at least $50,000 in any class of the American Beacon Funds over the next 13 months in exchange for a reduced A Class sales charge indicated on the above tables. The minimum initial investment under a Letter of Intent is $2,500. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your account. If you have purchased shares of any American Beacon mutual fund within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Concurrent Purchases
You may combine simultaneous purchases in shares of any of the American Beacon Funds to qualify for a reduced charge.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated May 29, 2015, to the following statements of additional information:

American Beacon Treasury Inflation Protected Securities Fund
Statement of Additional Information dated April 30, 2015

American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
Statement of Additional Information dated April 30, 2015

American Beacon AHL Managed Futures Strategy Fund
Statement of Additional Information dated April 30, 2015

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund
Statement of Additional Information dated February 27, 2015

American Beacon Flexible Bond Fund
Statement of Additional Information dated December 29, 2014

American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
Statement of Additional Information dated December 29, 2014

The information below replaces the sections in each Fund's statement of additional information entitled "Additional Purchase and Sale Information for A Class Shares - Sales Charge Reduction and Waivers - Rights of Accumulation" and "- Concurrent Purchases":
Rights of Accumulation. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in any share class of the American Beacon Funds to determine your sales charge for A Class shares on investments in accounts eligible to be aggregated. If you make a gift of A Class shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your investments in any class of the American Beacon Funds.
Concurrent Purchases. As described in the Prospectus, you may reduce your A Class sales charge by combining simultaneous purchases in any of the American Beacon Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE